UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.
Name and address of issuer:


The United States Life Insurance
Company in the City of New York
One World Financial Center
200 Liberty Street
New York, NY 10281




2.
Name of each series or class of
securities for which this Form
is filed (If the Form is being
filed for all series and classes
of securities of the issuer,
check the box but do not list
series or classes):
[X]

FS Variable Annuity Account Five




3.
Investment Company Act File
Number:
811-08369

Securities Act File Number:
333-178860; 333-178858
333-178862; 333-178856



4(a).
Last day of fiscal year for
which this notice is filed:
April 30, 2013
4(b).
Check box if this Form is being
filed late (i.e., more than 90
calendar days after the end of
the issuer's fiscal year). (See
Instruction A2)
Note: If the Form is being filed
late, interest must be paid on
the registration fee due.
[ ]
4(c).
Check box if this is the last
time the issuer will be filing
this Form.
[ ]
5.
Calculation of registration fee:


(i)
Aggregate sale price of
securities sold during the
fiscal year pursuant to Section
24f-2:

$ 166,767
(ii)
Aggregate price of securities
redeemed or repurchased during
the fiscal year:
$ 9,582,994


(iii)
Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce Registration fees payable
to the Commission:
$ 16,216,962

(iv)
Total available redemption
credits [add Items 5(ii) and
5(iii)]:

 $ 25,799,956

(v)
Net sales -- if Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from Item
5(i)]:

$ 0.00
(vi)
Redemption credits available for
use in future years -- if Item
5(i) is less than Item
5(iv)[subtract
Item 5(iv) from Item 5(i)]:
$
(25,633,189)

(vii)
Multiplier for determining
registration fee (See
Instruction C9):

x .0001364
(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii) (Enter
" 0 " if no fee is due):

= $ 0.00

6.
Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None

7.
Interest due -- if this Form is
being filed more than 90 days
after the end of the issuer's
fiscal year (See Instruction D)

+ $0.00




8.
Total of the amount of the
registration fee due plus any
interest due (line 5(viii) plus
line 7):


= $ 0.00




9.
Date the registration fee and
any interest payment was sent to
the Commission's lockbox
depository:


N/A


Method of Delivery:

Wire Transfer
Mail or other means
[ ]
[ ]


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:



/s/ DAVID S. JORGENSEN
David S. Jorgensen
Senior Vice President

Date: 7/17/2013

* Please print the name and title of the signing officer below the signature.